Shareholder Report, Holdings (Details) - C000146106	Sep. 30, 2025
67066G104 | Nvidia Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.10%
084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Communications
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Technology
Holdings [Line Items]
Percent of Net Asset Value	35.10%